Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance	$ 4,186,718	$ 4,119,326
Impairment		(1,146)	2,100
Acquisitions	24,893	86,051
Dispositions	(3,218)	(10,542)
Foreign currency	7,784	(6,898)
Other	(92)	(73)
Ending balance	4,216,085	4,186,718	4,119,326
CCME [Member]
Goodwill [Line Items]
Beginning balance	3,212,427	3,140,198
Impairment		0
Acquisitions	24,842	82,844
Dispositions	(489)	(10,542)
Foreign currency	0	0
Other	(92)	(73)
Ending balance	3,236,688	3,212,427
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Beginning balance	571,932	571,932
Impairment		0
Acquisitions	0	0
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Ending balance	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Beginning balance	285,261	290,310
Impairment		(1,146)
Acquisitions	0	2,995
Dispositions	(2,729)	0
Foreign currency	7,784	(6,898)
Other	0	0
Ending balance	290,316	285,261
Other [Member]
Goodwill [Line Items]
Beginning balance	117,098	116,886
Impairment		0
Acquisitions	51	212
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Ending balance	$ 117,149	$ 117,098